Commitments	6 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Commitments
Note 8: Commitments

Operating lease commitments - where the Group is a lessor

The Group leases vessels to non-related parties under non-cancellable operating lease agreements. The Group classifies these leases as operating leases as the Group retains substantially all risks and rewards incidental to ownership of the leased assets.

The undiscounted lease payments[1] under operating leases to be received after the reporting date are analysed as follows:

USD’000	As at 30 June 2025	As at 31 December 2024
Less than one year	126,665	110,715
One to two years	40,705	42,329
Two to five years	2,314	9,348
	169,684	162,392

Newbuild and operational funding commitments

The Group has equity interests in joint ventures and is obliged to provide its share of working capital for the joint ventures’ newbuild programme and their operations through either equity contributions or shareholder’s loans.

The future minimum capital contributions to be made at the reporting date but not yet recognised are as follows:

USD’000	As at 30 June 2025	As at 31 December 2024
Less than one year	20,532	52,917
One to two years	—	16,778
Two to five years	—	—
	20,532	69,695

[1] Excluding variable lease payments.